Loans - Schedule of Investment in Nonaccrual and Loans Past Due (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Residential real estate
Nonaccrual	$ 3,273	$ 3,647
Loans Past Due Over 90 Days Still Accruing	592	249
One- To Four-Family [Member]
Residential real estate
Nonaccrual	1,924	2,678
Loans Past Due Over 90 Days Still Accruing	592	221
Multi-Family [Member]
Residential real estate
Nonaccrual	291
Loans Past Due Over 90 Days Still Accruing
Nonresidential real estate [Member]
Residential real estate
Nonaccrual	927	969
Loans Past Due Over 90 Days Still Accruing
Unsecured [Member]
Residential real estate
Nonaccrual	131
Loans Past Due Over 90 Days Still Accruing		$ 28